CONTRACT COSTS, NET (Details)	6 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
CONTRACT COSTS, NET
Contract costs	¥ 41,886,747			$ 5,899,625	¥ 52,158,840
Allowance for credit losses	(4,562,923)			(642,674)	(2,586,155)	$ (364,252)	¥ (4,063,482)
Total contract costs, net	¥ 37,323,824			$ 5,256,951	¥ 49,572,685
Percentage of total contracts costs subsequently realized	18.50%			18.50%
Total contracts costs that have been subsequently realized	¥ 6,900,000			$ 1,000,000.0
Net recovery of provision for credit losses	¥ 1,939,135	$ 273,122	¥ 3,751,575